UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 2001

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          FEBRUARY 6, 2001


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        63
FORM 13F INFORMATION VALUE TOTAL:              $247948

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   2719     48774   Sole		     48774
Agilent Tech	Common	00846U101    607     21283   Sole		     21283
Am. Home Prod.  Common	026609107   1434     23374   Sole	             23374
Am. Intl. Gr	Common	026874107   1512     19042   Sole                    19042
Anheuser Busch	Common	035229103    935     20684   Sole                    20684
Ashanti GoldfielCommon	043743202     64     15000   Sole                    15000
Automatic Data 	Common	053015103   6172    104794   Sole                   104794
Bellsouth	Common	079860102    322      8444   Sole                     8444
Berkshire Hath	Common	084670991  45587       603   Sole                      603
Berkshire Hath	Common	084670207   3671      1454   Sole                     1454
Bristol-Myers 	Common	110122108   1880     36861   Sole                    36861
Chevron Texaco  Common	166764100    634      7079   Sole                     7079
Cisco Systems	Common	17275R102   4699    259489   Sole                   259489
Coca-Cola Co.	Common	191216100  11657    247231   Sole                   247231
CP Pokphand Co	Common	G71507100      0     40000   Sole		     40000
Emerson Elec.	Common	291011104    491      8605   Sole                     8605
ExxonMobil	Common	30231G102   6612    168238   Sole                   168238
First Data      Common	319963104   9900    126189   Sole                   126189
FreeMarkets Inc.Common	356602102    727     30342   Sole                    30342
General ElectricCommon	369604103  15317    382168   Sole                   382168
Gillette Co.	Common	375766102  13547    405612   Sole                   405612
Hewlett Packard	Common	428236103   3029    147448   Sole                   147448
H.J. Heinz Co.	Common	423074103    868     21106   Sole		     21106
Home Depot	Common	437076102    349      6847   Sole		      6847
IBM		Common	459200101    748      6181   Sole                     6181
Intel Corp.	Common	458140100   8450    268674   Sole                   268674
Johnson & JohnsoCommon	471160104   6655    112605   Sole                   112605
J.P. Morgan ChasCommon	46625H100    996     27392   Sole                    27392
Lexmark Int'l GpCommon  529771107    215      3650   Sole                     3650
Ligand PharmaceuCommon	53220K207    179     10000   Sole                    10000
Lincoln Nat'l CpCommon  534187109    204      4200   Sole                     4200
Lucent Tech.	Common	549463107     83     13259   Sole                    13259
MBNA Corp.	Common	55262L100    224      6375   Sole                     6375
Medtronic	Common	585055106  14828    289545   Sole                   289545
Mellon FinancialCommon  58551A108    808     21479   Sole                    21479
Merck & Co.	Common	589331107   6063    103109   Sole                   103109
Microsoft	Common	594918104  13651    206046   Sole                   206046
Minn. Mining 	Common	604059105   1203     10177   Sole                    10177
Moody's Corp.	Common	615369105  16983    426075   Sole		    426075
National City 	Common	635405103   7127    243756   Sole                   243756
North Fork Banc Common  659424105    210      6570   Sole                     6570
Paychex Inc     Common  704326107    361     10350   Sole                    10350
PepsiCo		Common	713448108    365      7500   Sole                     7500
Perficient      Common  71375U101     12     10000   Sole                    10000
Pfizer Inc.	Common	717081103   4409    110628   Sole                   110628
PNC Bank Corp.	Common	693475105    435      7735   Sole                     7735
PPG Industries	Common	693506107    411      7946   Sole                     7946
Procter & GambleCommon	742718109   1666     21056   Sole                    21056
SBC CommunicatioCommon	78387G103    218      5560   Sole		      5560
Sun Trust Banks	Common	867914103    213      3400   Sole		      3400
Target Corp.	Common	87612E106    304      7400   Sole		      7400
TMM Inc         Common  87258Q108      0     20000   Sole                    20000
Transaction SystCommon  893416107  16014   1306185   Sole                  1306185
Teppco Partners L.P.	872384102    324     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    294     10000   Sole		     10000
Tyco Intl	Common	920124106    504      8554   Sole                     8554
Unitrin Inc.	Common	913275103    298      7540   Sole                     7540
Valspar Corp.	Common	920355104    467     11800   Sole                    11800
Walgreen Co.	Common	931422109    682     20251   Sole                    20251
Wal-mart Stores Common  931142103    292      5077   Sole                     5077
Walt Disney Co.	Common	254687106    339     16371   Sole                    16371
Wells Fargo	Common	949746101    652     15000   Sole                    15000
Wm. Wrigley Jr. Common	982526105   8328    162125   Sole                   162125
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